IFRS 9 Development Of Overlays (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IFRS 9 Overlays Beginning Balance [Member]
IFRS 9 Development Of Overlays [Line Items]
Construction Risk Following Increased Prices For Building Materials on Mortgage portfolios in the Private Bank in Stage 1 and 2		€ 15
Model Calibration (MEV Outside Calibrated Range Of The FLI Model) on Financial assets in Stage 1 and 2		56
Recalibrations Required Due To The New Definition Of Default On Financial assets primarily in the Private Bank in Stage 3		(57)
Overlays Total	€ 39	€ 14
Changes to existing overlays in the first quarter of 2022 [Member]
IFRS 9 Development Of Overlays [Line Items]
Construction Risk Following Increased Prices For Building Materials on Mortgage portfolios in the Private Bank in Stage 1 and 2	(15)
Model Calibration (MEV Outside Calibrated Range Of The FLI Model) on Financial assets in Stage 1 and 2	(16)
Recalibrations Required Due To The New Definition Of Default On Financial assets primarily in the Private Bank in Stage 3	(35)
Uncertainty Related To Russia Ukraine in the first quarter On All financial assets in Stage 1 and 2	44
Model Calibration (WTI Oil Price Index Disabled For One Portfolio) On Financial assets in Stage 1 and 2 in the Investment Bank	42
Overlays Total	20
Changes to existing overlays in the second quarter of 2022 [Member]
IFRS 9 Development Of Overlays [Line Items]
Model Calibration (MEV Outside Calibrated Range Of The FLI Model) on Financial assets in Stage 1 and 2	(40)
Uncertainty Related To Russia Ukraine in the first quarter On All financial assets in Stage 1 and 2	(44)
Uncertainty Related To Russia Ukraine in the second quarter On All financial assets in Stage 1 and 2	83
Model Calibration (WTI Oil Price Index Disabled For One Portfolio) On Financial assets in Stage 1 and 2 in the Investment Bank	(3)
Overlays Total	(4)
IFRS 9 Ending Balance [Member]
IFRS 9 Development Of Overlays [Line Items]
Recalibrations Required Due To The New Definition Of Default On Financial assets primarily in the Private Bank in Stage 3	(92)
Uncertainty Related To Russia Ukraine in the second quarter On All financial assets in Stage 1 and 2	83
Overlays Total	€ 30